STOCKHOLDERS' EQUITY (DEFICIT) AND MEZZANINE EQUITY	12 Months Ended
Nov. 30, 2025
STOCKHOLDERS' EQUITY (DEFICIT) AND MEZZANINE EQUITY
STOCKHOLDERS' EQUITY (DEFICIT) AND MEZZANINE EQUITY
5.	STOCKHOLDERS’ EQUITY (DEFICIT) AND MEZZANINE EQUITY

Preferred stock

The Company has 50,000,000 shares of preferred stock authorized with a par value of $0.0001 per share. As of November 30, 2025 and 2024, the Company had no preferred stock issued and outstanding.

Common stock

The Company has 350,000,000 shares of common stock authorized with a par value of $0.0001 per share. As of November 30, 2025 and 2024, the Company had 110,211,574 and 96,000,040 shares issued and outstanding, respectively, excluding 15,951,675 shares subject to possible redemption as of November 30, 2025.

Activities during the period from December 14, 2023 (inception) through November 30, 2024:

In December 2023, the Company issued 408 incorporation shares, with a par value of $0.0001 per share, at a price of $0.00245 per share for total proceeds of $1.

In February 2024, the Company completed a private placement offering of 89,081,291 common shares of the Company, with a par value of $0.0001 per share, at a price of $0.00245 per share for total proceeds of $218,250.

In August 2024, the Company completed a private placement offering of 1,428,566 common shares of the Company, with a par value of $0.0001 per share, at a price of $0.00245 per share for total proceeds of $3,500.

In October, 2024, the Company completed a private placement offering of 5,489,775 common shares of the Company, with a par value of $0.0001 per share, at a price of $0.0245 per share for total proceeds of $13,450.

The Company also incurred $6,463 in share issuance costs related to the issuance of the shares during the period from December 14, 2023 (inception) through November 30, 2024.

Activities during the year ended November 30, 2025:

In December 2024, the Company completed a private placement offering of 1,820,540 common shares of the Company, with a par value of $0.0001 per share, at a price of $0.61 per share for total proceeds of $1,110,529. Additionally, 300,000 bonus shares valued at $183,000, of which $167,750 was recognized as obligation to issue shares as of November 30, 2024, and $15,250 was recognized as professional fees in the statement of operations for the year ended November 30, 2025, were issued to a consultant for professional services rendered from January 2024 to December 2024.

5.	STOCKHOLDERS’ EQUITY (DEFICIT) AND MEZZANINE EQUITY (continued)

In March 2025, the Company completed another private placement offering of 2,794,173 common shares of the Company, with a par value of $0.0001 per share, at a price of $0.61 per share for total proceeds of $1,704,452.

In April 2025, the Company completed a Regulation Crowdfunding offering (“Reg CF”) pursuant to Section 4(a)(6) of the Securities Act of 1933 and Regulation Crowdfunding thereunder. Through this offering, the Company issued a total of 7,692,086 common shares, with a par value of $0.0001 per share, at a price of $0.61 per share, for gross proceeds of $4,692,172. The shares issued are subject to transfer restrictions under applicable securities laws, including a one-year holding period for Reg CF investors.

In May 2025, the Company issued an additional 453,055 common shares, with a par value of $0.0001 per share, under its Reg CF offering at a price of $0.61 per share, for gross proceeds of $276,364. Additionally, the Company completed a private placement offering of 380,870 common shares of the Company, with a par value of $0.0001 per share, at a price of USD $0.61 per share, for gross proceeds of $232,331. The Company also issued 200,000 shares with a deemed fair value of $0.61 per share as non-cash consideration for consulting services to be rendered from May 2025 to November 2025. As of November 30, 2025, $122,000 has been fully expensed.

For the year ended November 30, 2025, the Company incurred a total of $579,370 in share issuance costs paid in cash related to its Reg CF offering and private placements. On May 29, 2025, the Company also issued 570,810 common shares with a deemed fair value of $0.61 per share to the agents in its Reg CF offering as compensation, which is included in share issuance costs.

Mezzanine equity

In July 2025, the Company issued 15,951,675 common shares, with a par value of $0.0001 per share, to an investor pursuant to a Common Stock Purchase Agreement for total proceeds of $300,000. The issuance is in connection with the BCA between the Company and SVII (Note 1), with the shares expected to be exchanged for 2,750,000 common shares of the combined entity upon completion of the “de-SPAC” (Note 1). The shares are subject to automatic redemption if the business combination does not close. In accordance with the ASC 480-10-S99-3A, Classification and Measurement of Redeemable Securities, redemption provisions not solely within the control of the Company require the security to be classified outside of permanent equity. Immediately upon the closing of the private placement, the Company recognized a charge against additional paid-in capital of $170 for share issuance costs incurred in this private placement.

As of November 30, 2025, the amount of common stock subject to possible redemption reflected on the balance sheets is reconciled in the following table:

Common stock subject to possible redemption, November 30, 2024	$—
Gross proceeds	300,000
Less: share issuance costs	(170)
Plus: adjust carrying value to redemption value	170
Common stock subject to possible redemption, November 30, 2025	$300,000

Obligation to issue shares

As of November 30, 2024, the Company had recognized an obligation to issue shares of $167,750 relating to the December 2024 grant of 300,000 bonus shares with a deemed fair value of $0.61 per share. The obligation to issue shares was calculated as the total fair value pro-rated on a straight-line basis, over the one-year service period, for the portion attributable to services rendered during the period from December 14, 2023 (inception) through November 30, 2024 and such amount has been recorded as a separate line item within stockholders’ equity (deficit) and as professional fees incurred during the period.

5.	STOCKHOLDERS’ EQUITY (DEFICIT) AND MEZZANINE EQUITY (continued)

Equity incentive plan

On March 10, 2025, the Board of Directors of the Company implemented a 2025 Equity Incentive Plan (“EIP”). The maximum number of shares the Company may issue pursuant to awards granted under the 2025 EIP is 15,137,213 shares, subject to certain automatic increases except that the maximum number of shares that the Company may issue as incentive stock options is equal to the maximum number of shares available for issuance under the EIP without taking into account any automatic increases in the share reserve of the EIP. The Company has not granted any awards under the EIP.